BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Footnote (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	$ 134.3	$ 127.5
FINANCIAL LIABILITIES	841.0	671.1
Accrued liabilities
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FINANCIAL LIABILITIES	1,002.8	747.7
Other tax liabilities
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FINANCIAL LIABILITIES	73.6	54.3
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	68.2	22.3
Prepaid expenses and other assets
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FINANCIAL ASSETS	200.0	213.2
Other tax receivables
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FINANCIAL ASSETS	39.0	34.2
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	22.3	44.5
Promissory notes
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	$ 4.4	$ 7.0